13F CONF P 2/6/04 NON-PUBLIC

03044255

FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form 13F COVER PAGE

RECEIVED AUG 14 2003 OFFICE OF THE SECRETARY

RECD S.E.C. AUG 14 2003 1086

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]:

This Amendment (Check only one.):

[ ] is a restatement

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Atlantic Investment Management, Inc.

Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103

CONFIDENTIAL TREATMENT DENIED

Form 13F File Number: 028-06437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Alexander J. Roepers

Title: President

Phone: 212-484-5050

PROCESSED AUG 09 2004 THOMSON FINANCIAL

Signature, Place, and Date of Signing:

New York, NY

August 13, 2003

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F Summary Page

Report Summary

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	$533,917 (thousands)
List of Other Included Managers:	None

6/30/03

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUEST

Name of Issuer	Title of Class	CUSIP	Value (X$1,000)	Shares or PRN amt	SH/PRN Put/Call	Investment Discretion	Other Managers	Voting Autority Sole	Shared	None
SPX Corp.	com	784635104	159,669	3,623,900	SH	Sole		3,623,900		
Precision Castparts Corp.	com	740189105	113,353	3,644,800	SH	Sole		3,644,800		
Black & Decker Corp	com	091797100	80,865	1,861,100	SH	Sole		1,861,100		
Sonoco Products	com	835495102	70,506	2,935,300	SH	Sole		2,935,300		
Harsco Corp.	com	415864107	68,005	1,886,400	SH	Sole		1,886,400		
Goodrich Corporation	com	382388106	41,519	1,977,100	SH	Sole		1,977,100		